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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22043

Invesco Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/17 – 6/30/18

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************
ICA File Number: 811-22043
Reporting Period: 07/01/2017 - 06/30/2018
Invesco Dynamic Credit Opportunities Fund

=Invesco Dynamic Credit Opportunities Fund======================================

BMC Stock Holdings, Inc.

Ticker: BMCH                 Security ID: 05591B109
Meeting Date: MAY 16, 2018   Meeting Type: Annual
Record Date: MAR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Michael T. Miller        For       For          Management
1b    Elect Director James O'Leary            For       For          Management
2     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation

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C&J Energy Services, Inc.

Ticker: CJ                   Security ID: 12674R100
Meeting Date: MAY 29, 2018   Meeting Type: Annual
Record Date: APR 2, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Stuart Brightman         For       For          Management
1.2   Elect Director Michael Zawadzki         For       For          Management
2     Advisory Vote to Ratify Named Executive For       Against      Management
       Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify KPMG LLP as Auditors             For       For          Management

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Caesars Entertainment Corporation

Ticker: CZR                  Security ID: 127686103
Meeting Date: MAY 30, 2018   Meeting Type: Annual
Record Date: APR 4, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark Frissora            For       For          Management
1.2   Elect Director James Hunt               For       For          Management
1.3   Elect Director John Dionne              For       For          Management
1.4   Elect Director Richard Schifter         For       For          Management
2     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s
3     Other Business                          For       Against      Management

--------------------------------------------------------------------------------

LyondellBasell Industries N.V.

Ticker: LYB                  Security ID: N53745100
Meeting Date: JUN 1, 2018    Meeting Type: Annual
Record Date: MAY 4, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles                          For       For          Management
2a    Elect Director Bhavesh (Bob) Patel      For       For          Management
2b    Elect Director Robert Gwin              For       For          Management
2c    Elect Director Jacques Aigrain          For       For          Management
2d    Elect Director Lincoln Benet            For       Against      Management
2e    Elect Director Jagjeet (Jeet) Bindra    For       For          Management
2f    Elect Director Robin Buchanan           For       Against      Management
2g    Elect Director Stephen Cooper           For       For          Management
2h    Elect Director Nance Dicciani           For       For          Management
2i    Elect Director Claire Farley            For       For          Management
2j    Elect Director Isabella (Bella) Goren   For       For          Management
2k    Elect Director Bruce Smith              For       For          Management
2l    Elect Director Rudy van der Meer        For       For          Management
3a    Elect Bhavesh (Bob) Patel to Management For       For          Management
       Board
3b    Elect Thomas Aebischer to Management Bo For       For          Management
      ard
3c    Elect Daniel Coombs to Management Board For       For          Management
3d    Elect Jeffrey Kaplan to Management Boar For       For          Management
      d
3e    Elect James Guilfoyle to Management Boa For       For          Management
      rd
4     Adopt Financial Statements and Statutor For       For          Management
      y Reports
5     Approve Discharge of Management Board   For       For          Management
6     Approve Discharge of Supervisory Board  For       For          Management
7     Ratify PricewaterhouseCoopers Accountan For       For          Management
      ts N.V. as Auditors
8     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
9     Approve Dividends of USD 3.70 Per Share For       For          Management
10    Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
11    Authorize Repurchase of Up to 10 Percen For       For          Management
      t of Issued Share Capital
12    Authorization of the Cancellation of Sh For       For          Management
      ares
13    Amend Qualified Employee Stock Purchase For       For          Management
       Plan

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New Millennium Holdco, Inc.

Ticker:                      Security ID: 647530203
Meeting Date: MAY 15, 2018   Meeting Type: Annual
Record Date: MAR 16, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Andrew Lukowiak          For       For          Management
1.2   Elect Director Eugene I. Davis          For       For          Management
1.3   Elect Director Jeffrey D. Goldberg      For       For          Management
1.4   Elect Director Stephen Gray             For       For          Management
1.5   Elect Director Joan B. Stafslien        For       For          Management
1.6   Elect Director Jennifer Strickland      For       For          Management

--------------------------------------------------------------------------------

Nobina AB

Ticker: NOBINA               Security ID: W5750K119
Meeting Date: MAY 31, 2018   Meeting Type: Annual
Record Date: MAY 25, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     Elect Chairman of Meeting               For       For          Management
3     Prepare and Approve List of Shareholder For       For          Management
      s
4     Approve Agenda of Meeting               For       For          Management
5     Designate Inspector(s) of Minutes of Me For       For          Management
      eting
6     Acknowledge Proper Convening of Meeting For       For          Management
8a    Accept Financial Statements and Statuto For       For          Management
      ry Reports
8b    Approve Allocation of Income and Divide For       For          Management
      nds of SEK 3.35 Per Share
8c    Approve Discharge of Board and Presiden For       For          Management
      t
9     Determine Number of Members (6) and Dep For       For          Management
      uty Members (0) of Board; Determine Num
      ber of Auditors (1) and Deputy Auditors
       (0)
10    Approve Remuneration of Directors in th For       For          Management
      e Amount of SEK 900,000 for Chairman an
      d SEK 450,000 for Other Directors; Appr
      ove Remuneration of Auditors
11    Reelect Jan Sjoqvist (Chairman), John A For       For          Management
      llkins, Graham Oldroyd, Monica Lingegar
      d and Liselott Kilaas as Directors; Ele
      ct Bertil Persson as New Director; Rati
      fy PricewaterhouseCoopers as Auditors
12    Authorize Chairman of Board and Represe For       For          Management
      ntatives of Three of Company's Largest
      Shareholders to Serve on Nominating Com
      mittee
13    Approve Remuneration Policy And Other T For       For          Management
      erms of Employment For Executive Manage
      ment
14a   Approve Performance Share plan          For       For          Management
14b   Approve Repurchase and Transfer of Shar For       For          Management
      es in Connection with Performance Share
       Plan
14c   Approve Transfer of Shares to Participa For       For          Management
      nts of Performance Share Plan
14d   Approve Alternative Equity Plan Financi For       For          Management
      ng
15    Approve Creation of Pool of Capital wit For       For          Management
      hout Preemptive Rights

--------------------------------------------------------------------------------

Ocean Rig UDW Inc.

Ticker: ORIG                 Security ID: G66964118
Meeting Date: NOV 3, 2017    Meeting Type: Special
Record Date: SEP 25, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Adopt the Second Amended and Restated M For       For          Management
      emorandum and Articles
2     Reduce Authorized Common and Preferred  For       For          Management
      Stock
3     Approve the Redesignation and Cancellat For       For          Management
      ion of Shares
4     Other Business                          For       Abstain      Management

--------------------------------------------------------------------------------

Ocean Rig UDW Inc.

Ticker: ORIG                 Security ID: G66964118
Meeting Date: MAR 5, 2018    Meeting Type: Annual
Record Date: JAN 31, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Ratify Ernst & Young (Hellas) Certified For       Against      Management
       Auditors Accountants S.A as Auditors
2     Amend Articles Regarding Director and O For       For          Management
      fficer Indemnification

--------------------------------------------------------------------------------

tronc, Inc.

Ticker: TRNC                 Security ID: 89703P107
Meeting Date: MAY 18, 2018   Meeting Type: Annual
Record Date: MAR 28, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Carol Crenshaw           For       For          Management
1.2   Elect Director Justin C. Dearborn       For       For          Management
1.3   Elect Director David Dreier             For       For          Management
1.4   Elect Director Philip G. Franklin       For       For          Management
1.5   Elect Director Eddy W. Hartenstein      For       For          Management
1.6   Elect Director Richard A. Reck          For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

--------------------------------------------------------------------------------

Vistra Energy Corp.

Ticker: VST                  Security ID: 92840M102
Meeting Date: MAR 2, 2018    Meeting Type: Special
Record Date: JAN 19, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Issue Shares in Connection with Acquisi For       For          Management
      tion
3     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

Vistra Energy Corp.

Ticker: VST                  Security ID: 92840M102
Meeting Date: MAY 1, 2018    Meeting Type: Annual
Record Date: MAR 23, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Hilary E. Ackermann      For       For          Management
1.2   Elect Director Brian K. Ferraioli       For       Withhold     Management
1.3   Elect Director Jeff D. Hunter           For       Withhold     Management
2.1   Elect Director Brian K. Ferraioli       For       Withhold     Management
2.2   Elect Director Jeff D. Hunter           For       Withhold     Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date	August 10, 2018

*	Please print the name and title of the signing officer below the signature